Share-based payment	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Share-based payment [text block]
24.	Share-based payment

	(a)	Cash-settled share-based payments:

The Group has two cash-settled share-based payment plans, as described below.

Deferred Share Units (DSU)

At December 31, 2018, the carrying amount and the intrinsic value of the outstanding liability related to the DSU plan was $4,288 (December 31, 2017 - $6,623) (note 19). The following table outlines information related to DSUs granted, expenses recognized and payments made during the year.

	Year ended
	Dec. 31, 2018	Dec. 31, 2017
Granted during the year:
Number of units	158,886	130,964
Weighted average price (C$/unit)	$7.91	$8.59
Expenses recognized during the year[1] (notes 6c)	$(1,877)	$2,982
Payments made during the year (note 19)	$—	$638
[1] This expense relates to the grant of DSUs, as well as mark-to-market adjustments, and is presented within selling and administrative expenses on the consolidated income statements.

Restricted Share Units (RSU)

RSUs granted under the LTEP Plan may be settled in the form of Hudbay common shares or, at the option of Hudbay, the cash equivalent based on the market price of the common shares as of the vesting date. RSUs may also be granted under Hudbay’s Share Unit Plan, however; the RSUs granted under the Share Unit Plan may only be settled in cash. Hudbay has historically settled all RSUs in cash. The Company has determined that the appropriate accounting treatment is to classify the RSUs as cash settled transactions.

At December 31, 2018, the carrying amount of the outstanding liability related to the RSU plan was $12,201 (December 31, 2017 - $19,409) (note 19). The following table outlines information related to RSUs granted, expenses recognized and payments made in the year.

	Year ended
	Dec. 31, 2018	Dec. 31, 2017
Number of units, beginning of year	3,405,713	3,492,408
Number of units granted during the year	1,031,701	987,194
Credits for dividends	9,724	8,156
Number of units forfeited during the year	(21,190)	(201,946)
Number of units vested	(759,081)	(880,099)
Number of units, end of year[1]	3,666,867	3,405,713
Weighted average price - granted (C$/unit)	$10.33	$10.60
(Gain) expenses recognized during the year[2] (note 6c)	$(496)	12,937
Payments made during the year (note 19)	$6,435	5,491
[1] Includes 1,842,837 and 587,633 units that have vested; however, are unreleased and unpaid as of December 31, 2018 and December 31, 2017, respectively. [2] This net expense reflects recognition of RSU expense over the service period, as well as mark-to-market adjustments, and is presented mainly within cost of sales and selling and administrative expenses. Certain amounts related to the Arizona segment are capitalized.

(b)	Equity-settled share-based payment - stock options:

The Group's stock option plan was approved in June 2005 and amended in May 2008 (the "Plan").

Under the amended Plan, the Group may grant to employees, officers, directors or consultants of the Group or its affiliates options to purchase up to a maximum of 13 million common shares of the Group. As of December 31, 2018, all options had either been exercised, or expired.

The Board’s current policy is to not make share option grants to executives and directors. No options were granted under the Plan during the years ended December 31, 2018 and December 31, 2017, and none have been granted since 2010.
The Group estimates expected life of options and expected volatility based on historical data, which may differ from actual outcomes.

	Year ended		Year ended
	Dec. 31, 2018		Dec. 31, 2017
		Weighted-		Weighted
	Number of	average	Number of	average
	shares subject	exercise price	shares subject	exercise price
	to option	C$	to option	C$
Balance, beginning of year	523,352	$15.86	1,470,377	$19.24
Forfeited	—	$—	(20,002)	$15.86
Expired	(523,352)	$15.86	(927,023)	$21.22
Balance, end of year	—	$—	523,352	$15.86

There were no options outstanding as at December 31, 2018. The following table summarizes the options outstanding in 2017:

Dec. 31, 2017
Weighted-
		average	Weighted-
Range of	Number of	remaining	average	Number of	Weighted
exercise prices	options	contractual live	exercise price	options	average
C$	outstanding	(years)	C$	exercisable	exercise price
$ 15.86	523,352	0.2	$15.86	523,352	15.86